ADVISORSHARES SABRETOOTH ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Value
Other Assets in Excess of Liabilities – 100.0%	$1,261,033
Net Assets – 100.0%	$1,261,033